Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Lease Assets	The following table summarizes the Company’s intangible assets (dollars in thousands):

	September 30,	December 31,
Intangible assets	2026	2025
Gross intangible assets	$565,487	$281,356
Accumulated amortization	(146,227)	(254,686)
Intangible assets	$419,260	$26,670
Weighted average remaining amortization period in years	3	1
The following table summarizes the Company’s intangible assets (dollars in thousands):

	December 31,
Intangible assets	2025	2024
Gross in tangible assets	$281,356	$336,678
Accumulated amortization	(254,686)	(261,717)
In tangible assets	$26,670	$74,961
Weighted average remaining amortization period in years	1	2